SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Computer Software and Website Development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Software development costs
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Internal software development costs incurred during the period	$ 323	$ 114
Website development costs
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Internal software development costs incurred during the period	$ 241	114
Capitalized computer software, amortization expense	$ 56	$ 14